Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	$ 567,788	$ 557,170
Depreciation	(108,971)	(102,884)	$ (92,663)
Assets held for sale (Note 36.2)		2,813	(163,544)
Property, plant and equipment at year-end	614,665	567,788	557,170
Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	363,131	358,152
Depreciation	(89,344)	(83,276)	(72,130)
Assets held for sale (Note 36.2)		26,302	(163,544)
Property, plant and equipment at year-end	420,172	363,131	358,152
Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	4,400	4,387
Assets held for sale (Note 36.2)		0	0
Property, plant and equipment at year-end	3,722	4,400	4,387
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	77,460	68,390
Assets held for sale (Note 36.2)		(23,489)	0
Property, plant and equipment at year-end	87,842	77,460	68,390
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	5,174	5,652
Depreciation	(490)	(804)	(996)
Assets held for sale (Note 36.2)		0	0
Property, plant and equipment at year-end	5,467	5,174	5,652
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	69,587	60,597
Assets held for sale (Note 36.2)		0	0
Property, plant and equipment at year-end	18,848	69,587	60,597
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	48,036	59,992
Assets held for sale (Note 36.2)		0	0
Property, plant and equipment at year-end	78,614	48,036	59,992
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,152,386	1,039,495	1,062,017
Additions	72,435	140,749	121,429
Currency translation differences	(16,136)	(4,560)	(13,466)
Disposals	815	262	463
Write-off / Impairment loss	(186,516)	(25,849)	(21,407)
Transfers	0	0	0
Acquisitions (Note 36.4)	276,988		54,929
Assets held for sale (Note 36.2)	(1,285)
Property, plant and equipment at year-end	1,297,057	1,152,386	1,039,495
Gross carrying amount [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	830,937	717,510	776,504
Additions		14,696
Retirements, property, plant and equipment	2,863		5,753
Currency translation differences	(14,399)	(3,022)	(11,525)
Disposals	0	0	0
Write-off / Impairment loss	(77,667)	(7,559)	5,109
Transfers	48,361	83,010	63,794
Acquisitions (Note 36.4)	185,533		52,925
Assets held for sale (Note 36.2)	(1,285)
Property, plant and equipment at year-end	968,617	830,937	717,510
Gross carrying amount [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	19,549	17,748	15,398
Additions	1,180	2,052	1,706
Currency translation differences	(194)	(414)	(130)
Disposals	555	102	46
Write-off / Impairment loss	0	0	0
Transfers	174	265	566
Acquisitions (Note 36.4)	553		254
Assets held for sale (Note 36.2)	0
Property, plant and equipment at year-end	20,707	19,549	17,748
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	172,507	172,094	157,396
Additions	0	381	0
Currency translation differences	(1,036)	(561)	(884)
Disposals	0	101	417
Write-off / Impairment loss	(11,357)	0	(120)
Transfers	21,534	24,183	14,503
Acquisitions (Note 36.4)	16,181		1,616
Assets held for sale (Note 36.2)	0
Property, plant and equipment at year-end	197,829	172,507	172,094
Gross carrying amount [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	11,770	11,554	10,361
Additions	422	159	0
Currency translation differences	(59)	(8)	(30)
Disposals	227	0	0
Write-off / Impairment loss	0	0	0
Transfers	324	65	1,089
Acquisitions (Note 36.4)	212		134
Assets held for sale (Note 36.2)	0
Property, plant and equipment at year-end	12,442	11,770	11,554
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	69,587	60,597	37,990
Additions	55,267	96,012	81,961
Currency translation differences	(47)	(106)	(15)
Disposals	33	0	0
Write-off / Impairment loss	(44,840)	0	(7)
Transfers	(62,285)	(86,916)	(59,332)
Acquisitions (Note 36.4)	1,199		0
Assets held for sale (Note 36.2)	0
Property, plant and equipment at year-end	18,848	69,587	60,597
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	48,036	59,992	64,368
Additions	18,429	27,449	43,515
Currency translation differences	(401)	(449)	(882)
Disposals	0	59	0
Write-off / Impairment loss	(52,652)	(18,290)	(26,389)
Transfers	(8,108)	(20,607)	(20,620)
Acquisitions (Note 36.4)	73,310		0
Assets held for sale (Note 36.2)	0
Property, plant and equipment at year-end	78,614	48,036	59,992
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(584,598)	(482,325)	(544,614)
Currency translation differences	10,646	3,305	6,747
Depreciation	(108,971)	(102,884)	(92,663)
Disposals	(398)	(119)	(191)
Assets held for sale (Note 36.2)	133	(2,813)	148,014
Property, plant and equipment at year-end	(682,392)	(584,598)	(482,325)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(467,806)	(359,358)	(441,534)
Currency translation differences	8,572	2,492	6,292
Depreciation	(89,344)	(83,276)	(72,130)
Disposals	0	0	0
Assets held for sale (Note 36.2)	133	(27,664)	148,014
Property, plant and equipment at year-end	(548,445)	(467,806)	(359,358)
Accumulated depreciation, amortisation and impairment [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(15,149)	(13,361)	(11,916)
Currency translation differences	155	223	92
Depreciation	(2,317)	(2,096)	(1,579)
Disposals	(326)	(85)	(42)
Assets held for sale (Note 36.2)	0	0	0
Property, plant and equipment at year-end	(16,985)	(15,149)	(13,361)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(95,047)	(103,704)	(86,232)
Currency translation differences	1,880	480	337
Depreciation	(16,820)	(16,708)	(17,958)
Disposals	0	(34)	(149)
Assets held for sale (Note 36.2)	0	24,851	0
Property, plant and equipment at year-end	(109,987)	(95,047)	(103,704)
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(6,596)	(5,902)	(4,932)
Currency translation differences	39	110	26
Depreciation	(490)	(804)	(996)
Disposals	(72)	0	0
Assets held for sale (Note 36.2)	0	0	0
Property, plant and equipment at year-end	(6,975)	(6,596)	(5,902)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale (Note 36.2)	0	0	0
Property, plant and equipment at year-end	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale (Note 36.2)	0	0	0
Property, plant and equipment at year-end	$ 0	$ 0	$ 0